Consolidated Schedule of Investments (unaudited) March 31, 2022	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles(a) — 2.8%
Arrival SA	1,090,443	$4,067,352
Tesla, Inc.(b)	33,525	36,126,540

		40,193,892

Capital Markets(b) — 0.7%
Coinbase Global, Inc., Class A(a)	18,583	3,528,169
S&P Global, Inc.	17,435	7,151,488

		10,679,657

Diversified Consumer Services — 0.3%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)(c)(d)	997	4,687,314

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.(b)	54,202	9,696,196
Samsung SDI Co. Ltd.	23,749	11,558,392

		21,254,588

Entertainment — 0.4%
Roku, Inc.(a)(b)	46,767	5,858,502

Hotels, Restaurants & Leisure(a)(b) — 1.2%
Airbnb, Inc., Class A	37,782	6,489,436
Booking Holdings, Inc.	4,490	10,544,541

		17,033,977

Interactive Media & Services — 6.7%
Alphabet, Inc., Class A(a)(b)	15,340	42,665,909
Kakao Corp.	259,131	22,523,282
Snap, Inc., Class A(a)(b)	261,882	9,425,133
Z Holdings Corp.	2,013,100	8,702,816
ZoomInfo Technologies, Inc., CLass A(a)(b)	237,092	14,163,876

		97,481,016

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(a)(b)	9,808	31,973,589
Cazoo Group Ltd.(a)(e)	1,298,058	3,582,640
Jasper Infotech Private Ltd., Series I, (Acquired 08/18/15, Cost: $1,998,435)(c)(d)	168,640	236,096
MercadoLibre, Inc.(a)(b)	10,235	12,174,328

		47,966,653

Internet Software & Services — 0.7%
Voltron Data Inc., Series A, (Acquired 01/18/22, Cost: $10,000,000)(c)(d)	6,201,935	9,923,096

IT Services — 18.2%
Accenture PLC, Class A(b)	52,691	17,768,986
Adyen NV(a)(f)	4,805	9,517,232
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(c)(d)	94,117	6,925,129
Block, Inc.(a)(b)	111,131	15,069,364
GMO Payment Gateway Inc.	88,800	9,046,597
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(c)(d)	26,430	39,446,151
Mastercard, Inc., Class A(b)	82,846	29,607,503
MongoDB, Inc.(a)(b)	32,327	14,339,934
Okta, Inc.(a)(b)	74,260	11,210,290
PayPal Holdings, Inc.(a)(b)	114,273	13,215,672
Salt Pay Co., Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(c)(d)	12,871	23,389,052
Shopify, Inc., Class A(a)(b)	9,282	6,274,261
Snowflake, Inc., Class A(a)(b)	13,836	3,170,243

Security	Shares	Value

IT Services (continued)
Thoughtworks Holding Inc.(a)(b)	469,678	$9,773,999
TRAX Ltd., (Acquired 09/12/19, Cost: $4,000,013)(c)(d)	106,667	5,077,349
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $1,999,989)(c)(d)	38,361	1,825,984
Twilio, Inc., Class A(a)(b)	79,278	13,065,807
Visa, Inc., Class A(b)	113,783	25,233,656
Wise PLC, Class A(a)	1,418,170	9,169,299

		263,126,508

Professional Services — 0.4%
Planet Labs Inc., (Acquired 01/06/22, Cost: $10,000,000)(d)	1,000,000	5,080,000

Road & Rail — 1.1%
Ant Group Co., Ltd, Series C, (Acquired 05/18/18, Cost: $6,492,862)(c)(d)	1,703,548	6,337,198
Lyft, Inc., Class A(a)(b)	229,117	8,798,093

		15,135,291

Semiconductors & Semiconductor Equipment — 17.9%
Advanced Micro Devices, Inc.(a)(b)	124,266	13,587,244
Alphawave IP Group PLC(a)	1,539,553	3,578,718
Analog Devices, Inc.(b)	46,593	7,696,232
ASML Holding NV	35,031	23,408,466
Credo Technology Group Holding Ltd., (Acquired 01/27/22, Cost: $5,404,499)(d)	1,071,061	15,782,111
Globalfoundries Inc.(a)(b)	169,368	10,571,950
Lam Research Corp.(b)	40,619	21,837,181
Marvell Technology Inc.(b)	611,368	43,841,199
Micron Technology, Inc.(b)	92,793	7,227,647
Monolithic Power Systems, Inc.(b)	29,170	14,167,286
NVIDIA Corp.(b)	67,912	18,530,468
Qualcomm, Inc.(b)	42,749	6,532,902
Renesas Electronics Corp.(a)	1,000,900	11,597,395
Soitec SA(a)	71,545	13,420,721
STMicroelectronics NV	265,143	11,524,167
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	138,104	14,398,723
Wolfspeed, Inc.(a)(b)	187,495	21,348,181

		259,050,591

Software — 21.1%
Adobe, Inc.(a)(b)	31,718	14,451,355
ANSYS, Inc.(a)(b)	35,199	11,180,962
AppLovin Corp., Class A(a)(b)	200,487	11,040,819
Atlassian Corp. PLC, Class A(a)(b)	41,325	12,142,525
Avalara, Inc.(a)(b)	80,082	7,968,960
AvidXchange Holdings, Inc.(a)	248,268	1,998,558
AvidXchange, Inc., (Acquired 07/29/20, Cost: $2,022,088)(d)	165,028	1,324,416
Cadence Design Systems, Inc.(a)(b)	100,929	16,598,783
Crowdstrike Holdings, Inc., Class A(a)(b)	51,352	11,661,012
CS Disco, Inc.(a)(b)	215,329	7,314,726
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(c)(d)	19,999	3,542,223
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(c)(d)	38,789	1,054,673
Elastic NV(a)(b)	67,504	6,004,481
Gitlab, Inc., Class A(a)(b)	156,500	8,521,425
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)(c)(d)	715,323	18,884,527

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit, Inc.(b)	31,439	$15,117,129
Microsoft Corp.(b)	237,600	73,254,456
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(c)(d)	59,524	2,839,890
salesforce.com, Inc.(a)(b)	65,222	13,847,935
ServiceNow, Inc.(a)(b)	31,148	17,346,010
SiteMinder Ltd.(a)	2,145,680	7,301,016
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(c)(d)	66,422	907,989
Snyk Ltd., (Acquired 09/02/21, Cost: $5,192,307)(c)(d) .	361,972	4,560,847
Unity Software, Inc.(a)(b)	117,216	11,628,999
Xero Ltd.(a)	130,197	9,867,326
Zscaler, Inc.(a)(b)	60,440	14,582,963

		304,944,005

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.(b)	462,554	80,766,554

Total Common Stocks — 81.9% (Cost: $584,602,858)		1,183,181,644

	Par (000)

Convertible Notes

Software — 0.6%
Warhol, Inc.(Acquired: 12/14/21, Cost: $8,000,000), 0.00%(c)(d)	$80	8,040,000

Total Convertible Notes — 0.6% (Cost: $8,000,000)		8,040,000

	Shares

Preferred Securities

Preferred Stocks — 17.9%(c)(d)

Chemicals — 0.6%
Solugen, Inc., (Acquired 09/02/21, Cost: $9,999,977) .	269,284	8,320,876

Diversified Consumer Services — 0.3%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	4,955,295

Diversified Financial Services — 0.7%
Trumid Holdings LLC, Class L, (Acquired 09/15/21, Cost: $9,999,695)(g)	11,420	9,703,346

Entertainment — 0.4%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)	12,713	5,361,199

Food & Staples Retailing — 1.1%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)	709,724	16,089,443

Food Products — 0.8%
Farmer’s Business Network, Inc. (Acquired 09/15/21, Cost: $6,999,963)	112,616	6,339,155
Series F, (Acquired 07/31/20, Cost: $2,999,886)	90,750	5,108,317

		11,447,472

Security	Shares	Value

Interactive Media & Services — 1.0%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $9,999,959)	91,262	$14,702,999

IT Services — 1.5%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	2,852,389
Trumid Holdings LLC(g)
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	4,280,688
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	4,280,688
Voltron Data, Inc., (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	10,909,091

		22,322,856

Road & Rail — 0.3%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	4,133,115

Semiconductors & Semiconductor Equipment — 3.4%
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	14,179,562
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $5,000,025)	190,650	4,913,050
Rivos, Series A, (Acquired 12/03/21, Cost: $12,003,705)	1,500,000	11,805,000
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)	187,300	18,879,840

		49,777,452

Software — 7.8%
Bolt Financial Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955)	598,682	29,999,955
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	93,135	16,496,071
Series G, (Acquired 02/01/21, Cost: $4,500,001)	25,371	4,493,712
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	6,209,107
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	6,294,842
MNTN Digital, Inc., (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	21,336,521
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	5,679,732
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)	2,515,811	4,905,832
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	4,550,688
Snyk Ltd., Series B, (Acquired 09/02/21, Cost: $4,807,688)	335,159	4,223,003
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	6,737,488
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	1,140,972

		112,067,923

		258,881,976

Total Preferred Securities — 17.9% (Cost: $203,436,402)		258,881,976

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

IT Services — 0.0%
TRAX Ltd. (Expires 09/15/2023), (Acquired 09/12/19, Cost: $0)(c)(d)	17,065	$94,199

Total Warrants — 0.0% (Cost: $ — )		94,199

Total Long-Term Investments — 100.4% (Cost: $796,039,260)		1,450,197,819

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(h)(i)	10,449,533	10,449,533
SL Liquidity Series, LLC, Money Market Series, 0.43%(h)(i)(j)	976,538	976,245

Total Short-Term Securities — 0.8% (Cost: $11,425,582)		11,425,778

Total Investments Before Options Written — 101.2% (Cost: $807,464,842)		1,461,623,597

Options Written — (1.2)% (Premiums Received: $(11,756,963))		(16,674,962)

Total Investments, Net of Options Written — 100.0% (Cost: $795,707,879)		1,444,948,635

Liabilities in Excess of Other Assets — 0.0%		(41,998)

Net Assets — 100.0%		$1,444,906,637

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $418,840,220, representing 29.0% of its net assets as of period end, and an original cost of $325,687,041.

(e)	All or a portion of this security is on loan.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$42,574,872	$—		$(32,125,339	)(a)	$—	$—	$10,449,533	10,449,533	$1,796		$—
SL Liquidity Series, LLC, Money Market Series	840,396	136,447	(a)	—		(794)	196	976,245	976,538	11,783	(b)	—

						$(794)	$196	$11,425,778		$13,579		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call

Accenture PLC, Class A	89	04/01/22	USD	335.00	USD	3,001	$(32,485)

Adobe, Inc.	18	04/01/22	USD	470.00	USD	820	(666)

Apple, Inc.	23	04/01/22	USD	180.00	USD	402	(127)

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Block, Inc.	102	04/01/22	USD	140.00	USD	1,383	$(8,874)
Coinbase Global, Inc., Class A	39	04/01/22	USD	195.00	USD	740	(4,388)
MercadoLibre, Inc.	8	04/01/22	USD	1,260.00	USD	952	(4,640)
NVIDIA Corp.	117	04/01/22	USD	280.00	USD	3,192	(9,828)
ServiceNow, Inc.	27	04/01/22	USD	625.00	USD	1,504	(1,080)
Twilio, Inc., Class A	90	04/01/22	USD	180.00	USD	1,483	(1,170)
Zscaler, Inc.	32	04/01/22	USD	260.00	USD	772	(368)
Airbnb, Inc., Class A	41	04/08/22	USD	170.00	USD	704	(23,780)
Alphabet Inc., Class A	20	04/08/22	USD	2,800.00	USD	5,563	(70,000)
Apple, Inc.	282	04/08/22	USD	170.00	USD	4,924	(160,035)
Block, Inc.	103	04/08/22	USD	120.00	USD	1,397	(174,842)
Booking Holdings, Inc.	6	04/08/22	USD	2,410.00	USD	1,409	(14,580)
Crowdstrike Holdings, Inc., Class A	27	04/08/22	USD	205.00	USD	613	(64,057)
Marvell Technology Inc.	388	04/08/22	USD	77.51	USD	2,782	(10,011)
Mastercard, Inc., Class A	39	04/08/22	USD	370.00	USD	1,394	(6,689)
MercadoLibre, Inc.	12	04/08/22	USD	1,210.00	USD	1,427	(37,080)
MongoDB, Inc.	12	04/08/22	USD	420.00	USD	532	(37,620)
Okta, Inc.	109	04/08/22	USD	195.00	USD	1,645	(2,834)
PayPal Holdings, Inc.	88	04/08/22	USD	115.00	USD	1,018	(29,040)
Roku, Inc.	41	04/08/22	USD	155.00	USD	514	(759)
Snap, Inc., Class A	154	04/08/22	USD	42.00	USD	554	(2,079)
Snowflake, Inc., Class A	25	04/08/22	USD	285.00	USD	573	(500)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	295	04/08/22	USD	118.00	USD	3,076	(1,475)
Tesla, Inc.	45	04/08/22	USD	890.00	USD	4,849	(851,962)
Unity Software, Inc.	187	04/08/22	USD	115.00	USD	1,855	(6,078)
Visa, Inc., Class A	45	04/08/22	USD	225.00	USD	998	(9,540)
Zscaler, Inc.	31	04/08/22	USD	275.00	USD	748	(1,488)
Zscaler, Inc.	31	04/08/22	USD	260.00	USD	748	(5,255)
Accenture PLC, Class A	26	04/14/22	USD	325.00	USD	877	(39,390)
Airbnb, Inc., Class A	50	04/14/22	USD	165.00	USD	859	(51,250)
Alphabet Inc., Class A	18	04/14/22	USD	2,960.00	USD	5,006	(10,440)
Amazon.com, Inc.	7	04/14/22	USD	3,130.00	USD	2,282	(112,297)
Analog Devices, Inc.	82	04/14/22	USD	175.00	USD	1,354	(8,200)
ANSYS, Inc.	61	04/14/22	USD	340.00	USD	1,938	(16,013)
Apple, Inc.	426	04/14/22	USD	170.00	USD	7,438	(273,705)
Applovin Corp., Class A	191	04/14/22	USD	75.00	USD	1,052	(5,730)
Atlassian Corp., PLC Class A	97	04/14/22	USD	270.00	USD	2,850	(290,515)
Avalara, Inc.	190	04/14/22	USD	115.00	USD	1,891	(9,975)
Block, Inc.	78	04/14/22	USD	115.00	USD	1,058	(172,185)
Cadence Design Systems, Inc.	250	04/14/22	USD	154.00	USD	4,112	(297,720)
CDW Corp.	168	04/14/22	USD	191.00	USD	3,005	(10,833)
CS Disco, Inc.	270	04/14/22	USD	40.00	USD	917	(97,200)
Elastic NV	43	04/14/22	USD	105.00	USD	382	(1,720)
Elastic NV	105	04/14/22	USD	85.00	USD	934	(66,675)
Gitlab, Inc., Class A	586	04/14/22	USD	70.00	USD	3,191	(27,835)
Globalfoundries Inc.	275	04/14/22	USD	65.00	USD	1,717	(58,437)
Lam Research Corp.	64	04/14/22	USD	590.00	USD	3,441	(13,248)
Lyft, Inc., Class A	215	04/14/22	USD	40.00	USD	826	(17,308)
Marvell Technology Inc.	436	04/14/22	USD	85.00	USD	3,127	(3,924)
Mastercard, Inc., Class A	41	04/14/22	USD	355.00	USD	1,465	(38,130)
Microsoft Corp.	170	04/14/22	USD	330.00	USD	5,241	(10,625)
MongoDB, Inc.	16	04/14/22	USD	480.00	USD	710	(9,920)
Monolithic Power Systems, Inc.	101	04/14/22	USD	510.00	USD	4,905	(70,700)
NVIDIA Corp.	56	04/14/22	USD	265.00	USD	1,528	(83,300)
Okta, Inc.	44	04/14/22	USD	200.00	USD	664	(594)
Roku, Inc.	38	04/14/22	USD	160.00	USD	476	(1,387)
salesforce.com, Inc.	80	04/14/22	USD	240.00	USD	1,699	(1,320)
ServiceNow, Inc.	30	04/14/22	USD	600.00	USD	1,671	(13,050)
Shopify, Inc., Class A	14	04/14/22	USD	800.00	USD	946	(7,910)
Snap, Inc., Class A	210	04/14/22	USD	39.00	USD	756	(15,120)
Tesla, Inc.	17	04/14/22	USD	1,100.00	USD	1,832	(63,410)
Thoughtworks Holding Inc.	478	04/14/22	USD	30.00	USD	995	(14,340)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Thoughtworks Holding Inc.	269	04/14/22	USD	25.00	USD	560	$(8,070)
Twilio, Inc., Class A	67	04/14/22	USD	195.00	USD	1,104	(4,322)
Visa, Inc., Class A	70	04/14/22	USD	210.00	USD	1,552	(91,700)
Wolfspeed, Inc.	93	04/14/22	USD	120.00	USD	1,059	(28,598)
Wolfspeed, Inc.	93	04/14/22	USD	115.00	USD	1,059	(39,990)
ZoomInfo Technologies, Inc., Class A	304	04/14/22	USD	60.00	USD	1,816	(72,200)
Advanced Micro Devices, Inc.	203	04/22/22	USD	126.00	USD	2,220	(17,560)
Alphabet Inc., Class A	13	04/22/22	USD	2,750.00	USD	3,616	(115,050)
Amazon.com, Inc.	15	04/22/22	USD	3,060.00	USD	4,890	(346,237)
Analog Devices, Inc.	75	04/22/22	USD	170.00	USD	1,239	(21,188)
Apple, Inc.	324	04/22/22	USD	170.00	USD	5,657	(264,870)
Apple, Inc.	23	04/22/22	USD	180.00	USD	402	(4,899)
Atlassian PLC, Class A	17	04/22/22	USD	285.00	USD	500	(36,295)
Block, Inc.	104	04/22/22	USD	140.00	USD	1,410	(70,200)
Crowdstrike Holdings, Inc., Class A	74	04/22/22	USD	205.00	USD	1,680	(193,510)
Intuit, Inc.	16	04/22/22	USD	500.00	USD	769	(12,080)
Lyft, Inc., Class A	88	04/22/22	USD	44.00	USD	338	(2,596)
Marvell Technology Inc.	208	04/22/22	USD	70.00	USD	1,492	(84,760)
Mastercard, Inc., Class A	48	04/22/22	USD	370.00	USD	1,715	(22,560)
MercadoLibre, Inc.	8	04/22/22	USD	1,080.00	USD	952	(108,600)
Micron Technology, Inc.	170	04/22/22	USD	80.00	USD	1,324	(39,610)
Microsoft Corp.	102	04/22/22	USD	300.00	USD	3,145	(138,210)
PayPal Holdings, Inc.	196	04/22/22	USD	110.00	USD	2,267	(164,640)
Tesla, Inc.	25	04/22/22	USD	935.00	USD	2,694	(392,562)
Tesla, Inc.	18	04/22/22	USD	1,075.00	USD	1,940	(110,115)
Unity Software, Inc.	53	04/22/22	USD	101.00	USD	526	(27,825)
Visa, Inc., Class A	169	04/22/22	USD	220.00	USD	3,748	(118,722)
Zscaler, Inc.	55	04/22/22	USD	220.00	USD	1,327	(145,475)
Accenture PLC, Class A	82	04/29/22	USD	345.00	USD	2,765	(44,280)
Adobe, Inc.	100	04/29/22	USD	460.00	USD	4,556	(144,500)
Airbnb, Inc., Class A	50	04/29/22	USD	180.00	USD	859	(27,125)
Analog Devices, Inc.	2	04/29/22	USD	160.00	USD	33	(1,830)
Block, Inc.	29	04/29/22	USD	120.00	USD	393	(57,637)
Booking Holdings, Inc.	10	04/29/22	USD	2,300.00	USD	2,348	(114,400)
Coinbase Global, Inc., Class A	20	04/29/22	USD	205.00	USD	380	(15,800)
Lam Research Corp.	68	04/29/22	USD	530.00	USD	3,656	(214,370)
Lyft, Inc., Class A	194	04/29/22	USD	40.00	USD	745	(29,003)
Marvell Technology Inc.	467	04/29/22	USD	73.00	USD	3,349	(133,562)
MercadoLibre, Inc.	10	04/29/22	USD	1,000.00	USD	1,189	(206,900)
MongoDB, Inc.	30	04/29/22	USD	450.00	USD	1,331	(75,600)
NVIDIA Corp.	81	04/29/22	USD	250.00	USD	2,210	(241,987)
Okta, Inc.	44	04/29/22	USD	175.00	USD	664	(8,426)
Qualcomm, Inc.	162	04/29/22	USD	170.00	USD	2,476	(32,562)
Roku, Inc.	41	04/29/22	USD	150.00	USD	514	(9,410)
salesforce.com, Inc.	60	04/29/22	USD	220.00	USD	1,274	(26,550)
Shopify, Inc., Class A	14	04/29/22	USD	680.00	USD	946	(75,320)
Snap, Inc., Class A	313	04/29/22	USD	34.00	USD	1,126	(141,632)
Snowflake, Inc., Class A	26	04/29/22	USD	195.00	USD	596	(102,830)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143	04/29/22	USD	110.00	USD	1,491	(25,669)
Twilio, Inc., Class A	140	04/29/22	USD	185.00	USD	2,307	(57,050)
Unity Software, Inc.	92	04/29/22	USD	110.00	USD	913	(28,244)
Zscaler, Inc.	46	04/29/22	USD	250.00	USD	1,110	(45,885)
Advanced Micro Devices, Inc.	143	05/06/22	USD	124.00	USD	1,564	(37,609)
Amazon.com, Inc.	4	05/06/22	USD	3,380.00	USD	1,304	(35,770)
Analog Devices, Inc.	73	05/06/22	USD	175.00	USD	1,206	(17,338)
Crowdstrike Holdings, Inc., Class A	91	05/06/22	USD	225.00	USD	2,066	(142,642)
Intuit, Inc.	101	05/06/22	USD	490.00	USD	4,856	(165,135)
Lam Research Corp.	43	05/06/22	USD	600.00	USD	2,312	(36,120)
Lyft, Inc., Class A	187	05/06/22	USD	43.00	USD	718	(19,542)
Mastercard, Inc., Class A	146	05/06/22	USD	385.00	USD	5,218	(59,495)
Microsoft Corp.	186	05/06/22	USD	320.00	USD	5,735	(113,460)
Okta, Inc.	38	05/06/22	USD	160.00	USD	574	(24,130)

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Snap, Inc., Class A	150	05/06/22	USD	39.00	USD	540	$(37,875)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	252	05/06/22	USD	115.00	USD	2,627	(26,082)
Tesla, Inc.	45	05/06/22	USD	1,100.00	USD	4,849	(328,500)
Zscaler, Inc.	31	05/06/22	USD	265.00	USD	748	(20,770)
Marvell Technology Inc.	722	05/13/22	USD	77.00	USD	5,177	(184,471)
Shopify, Inc., Class A	6	05/13/22	USD	775.00	USD	406	(18,390)
Advanced Micro Devices, Inc.	119	05/20/22	USD	125.00	USD	1,301	(39,865)
Alphabet Inc., Class A	6	05/20/22	USD	2,820.00	USD	1,669	(61,710)
Amazon.com, Inc.	10	05/20/22	USD	3,200.00	USD	3,260	(194,125)
ANSYS, Inc.	70	05/20/22	USD	340.00	USD	2,224	(57,050)
Apple, Inc.	78	05/20/22	USD	170.00	USD	1,362	(77,220)
Applovin Corp., Class A	560	05/20/22	USD	55.00	USD	3,084	(344,400)
Atlassian Corp., PLC Class A	40	05/20/22	USD	330.00	USD	1,175	(48,200)
Avalara, Inc.	110	05/20/22	USD	90.00	USD	1,095	(156,200)
Cadence Design Systems, Inc.	130	05/20/22	USD	160.00	USD	2,138	(151,450)
CDW Corp.	35	05/20/22	USD	190.00	USD	626	(12,338)
Coinbase Global, Inc., Class A	10	05/20/22	USD	200.00	USD	190	(14,850)
CS Disco, Inc.	537	05/20/22	USD	35.00	USD	1,824	(204,060)
Elastic NV	105	05/20/22	USD	90.00	USD	934	(71,400)
Globalfoundries Inc.	360	05/20/22	USD	85.00	USD	2,247	(45,000)
Lam Research Corp.	28	05/20/22	USD	565.00	USD	1,505	(59,570)
Lyft, Inc., Class A	175	05/20/22	USD	42.50	USD	672	(26,950)
Marvell Technology Inc.	517	05/20/22	USD	80.00	USD	3,707	(96,679)
Mastercard, Inc., Class A	36	05/20/22	USD	345.00	USD	1,287	(86,490)
Micron Technology, Inc.	180	05/20/22	USD	87.50	USD	1,402	(32,850)
Microsoft Corp.	135	05/20/22	USD	315.00	USD	4,162	(129,262)
MongoDB, Inc.	63	05/20/22	USD	400.00	USD	2,795	(398,790)
Monolithic Power Systems, Inc.	44	05/20/22	USD	500.00	USD	2,137	(125,840)
Okta, Inc.	43	05/20/22	USD	170.00	USD	649	(20,640)
PayPal Holdings, Inc.	144	05/20/22	USD	130.00	USD	1,665	(43,200)
Roku, Inc.	55	05/20/22	USD	135.00	USD	689	(58,850)
S&P Global, Inc.	66	05/20/22	USD	420.00	USD	2,707	(72,270)
salesforce.com, Inc.	104	05/20/22	USD	230.00	USD	2,208	(38,220)
ServiceNow, Inc.	59	05/20/22	USD	580.00	USD	3,286	(165,790)
Snap, Inc., Class A	155	05/20/22	USD	42.00	USD	558	(30,225)
Tesla, Inc.	17	05/20/22	USD	1,025.00	USD	1,832	(205,232)
Thoughtworks Holding Inc.	746	05/20/22	USD	22.50	USD	1,552	(91,385)
Unity Software, Inc.	107	05/20/22	USD	95.00	USD	1,062	(135,087)
Wolfspeed, Inc.	94	05/20/22	USD	125.00	USD	1,070	(52,640)
ZoomInfo Technologies, Inc.	404	05/20/22	USD	70.00	USD	2,413	(62,620)
Marvell Technology Inc.	320	06/17/22	USD	80.00	USD	2,295	(100,480)

							$(12,809,019)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Kakao Corp.	Morgan Stanley & Co. International PLC	41,600	04/01/22	USD	90,467.67	USD	4,430,400	$(549,634)
Renesas Electronics Corp.	JPMorgan Chase Bank N.A.	380,900	04/01/22	JPY	1,386.47	JPY	545,449	(107,682)
Kakao Corp.	JPMorgan Chase Bank N.A.	55,500	04/06/22	USD	93,169.44	USD	5,910,750	(610,748)
Wolfspeed, Inc.	Citibank N.A.	9,300	04/06/22	USD	105.90	USD	1,059	(82,320)
Adyen NV	Credit Suisse International	1,800	04/07/22	EUR	1,816.42	EUR	3,256	(93,436)
Alphawave IP Group PLC.	Goldman Sachs International	84,200	04/07/22	GBP	1.74	GBP	148	(10,667)
Soitec SA	Goldman Sachs International	1,900	04/07/22	EUR	139.69	EUR	325	(62,825)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	8,900	04/20/22	USD	581,319.65	USD	5,304,400	(230,232)
Soitec SA	UBS AG	7,700	04/20/22	EUR	169.02	EUR	1,317	(61,087)
Gmo Payment Gateway Inc.	Goldman Sachs International	8,100	04/21/22	JPY	12,268.72	JPY	101,898	(50,091)
Wolfspeed, Inc.	Barclays Bank PLC	26,000	04/21/22	USD	108.34	USD	2,960	(229,972)
Xero Ltd.	UBS AG	48,800	04/21/22	AUD	105.16	AUD	5,014	(112,619)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Alphawave IP Group PLC	UBS AG	60,000	04/26/22	GBP	1.57	GBP	106	$(20,901)
Asml Holding NV	Goldman Sachs International	10,900	04/27/22	EUR	572.96	EUR	6,649	(536,725)
Gmo Payment Gateway Inc.	UBS AG	8,800	04/27/22	JPY	10,943.86	JPY	110,704	(120,468)
Renesas Electronics Corp.	BNP Paribas S.A.	119,500	04/27/22	JPY	1,372.25	JPY	171,124	(85,422)
Soitec SA	Morgan Stanley & Co. International PLC	4,500	04/27/22	EUR	136.31	EUR	770	(167,990)
Stmicroelectronics NV	Goldman Sachs International	26,200	04/27/22	EUR	36.22	EUR	1,037	(110,859)
Yahoo Japan Corp.	JPMorgan Chase Bank N.A.	246,000	04/27/22	JPY	524.38	JPY	131,954	(54,065)
Yahoo Japan Corp.	JPMorgan Chase Bank N.A.	509,000	05/02/22	JPY	536.42	JPY	273,028	(69,127)
Stmicroelectronics NV	Goldman Sachs International	40,400	05/04/22	EUR	40.51	EUR	1,599	(55,438)
Asml Holding NV	Goldman Sachs International	6,700	05/05/22	EUR	658.80	EUR	4,087	(51,162)
Soitec SA	Morgan Stanley & Co. International PLC	1,700	05/05/22	EUR	182.43	EUR	291	(7,483)
Wolfspeed, Inc.	BNP Paribas S.A.	7,000	05/05/22	USD	105.84	USD	797	(91,530)
Gmo Payment Gateway Inc.	JPMorgan Chase Bank N.A.	16,400	05/06/22	JPY	12,453.00	JPY	206,312	(118,107)
Soitec SA	Morgan Stanley & Co. International PLC	9,000	05/13/22	EUR	185.82	EUR	1,540	(39,939)
Stmicroelectronics NV	Credit Suisse International	32,900	05/13/22	EUR	44.03	EUR	1,303	(17,829)
Soitec SA	Morgan Stanley & Co. International PLC	2,100	05/18/22	EUR	183.39	EUR	359	(12,163)
Thoughtworks Holding Inc.	Bank of America N.A.	26,800	06/03/22	USD	22.36	USD	558	(44,412)
ZoomInfo Technologies, Inc.	JPMorgan Chase Bank N.A.	18,100	06/10/22	USD	65.62	USD	1,081	(61,010)

								$(3,865,943)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$40,193,892	$—	$—	$40,193,892
Capital Markets	10,679,657	—	—	10,679,657
Diversified Consumer Services	—	—	4,687,314	4,687,314
Electronic Equipment, Instruments & Components	9,696,196	11,558,392	—	21,254,588

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2		Level 3	Total
Common Stocks (continued)
Entertainment	$5,858,502	$—		$—	$5,858,502
Hotels, Restaurants & Leisure	17,033,977	—		—	17,033,977
Interactive Media & Services	66,254,918	31,226,098		—	97,481,016
Internet & Direct Marketing Retail	47,730,557	—		236,096	47,966,653
Internet Software & Services	—	—		9,923,096	9,923,096
IT Services	158,729,715	27,733,128		76,663,665	263,126,508
Professional Services	—	5,080,000		—	5,080,000
Road & Rail	8,798,093	—		6,337,198	15,135,291
Semiconductors & Semiconductor Equipment	179,739,013	79,311,578		—	259,050,591
Software	254,661,098	18,492,758		31,790,149	304,944,005
Technology Hardware, Storage & Peripherals	80,766,554	—		—	80,766,554
Convertible Notes	—	—		8,040,000	8,040,000
Preferred Securities
Preferred Stocks	—	—		258,881,976	258,881,976
Warrants	—	—		94,199	94,199
Short-Term Securities
Money Market Funds	10,449,533	—		—	10,449,533

	$890,591,705	$173,401,954		$396,653,693	1,460,647,352

Investments Valued at NAV(a)					976,245

					$1,461,623,597

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(12,490,455)		$(4,184,507)	$—	$(16,674,962)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2021	$119,431,663	$8,000,000	$240,189,562	$117,749	$367,738,974
Transfers into Level 3.	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	205,857	40,000	(5,903,042)	(23,550)	(5,680,735)
Purchases	9,999,998	—	29,999,955	—	39,999,953
Sales	—	—	(5,404,499)	—	(5,404,499)
Closing balance, as of March 31, 2022	$129,637,518	$8,040,000	$258,881,976	$94,199	$396,653,693
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$205,857	$40,000	$(2,931,844)	$(23,550)	$(2,709,537)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$129,637,518	Market	Revenue Multiple	3.50 - 30.00x	19.82x
			Volatility	38% - 75%	60%
			Time to Exit	0.5 - 4.0	2.6

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust (BST)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Convertible Notes	$8,040,000	Market	Discount	21%	—
			Volatility	60%	—
			Revenue Multiple	4.25x	—

Preferred Stocks	258,881,976	Market	Revenue Multiple	3.00x - 30.00x	17.40x
			Volatility	50% - 75%	62%
			Time to Exit	4.0 - 5.0	4.3
			Recent Transactions	$ 22.67	—

Warrants	94,199	Market	Volatility	38%	—
			Time to Exit	0.5	—

	$396,653,693

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S&P	Standard & Poor’s

9